Quarterly Financial Data for the year ended March 31, 2014	12 Months Ended
Mar. 31, 2014
Quarterly Financial Data for the year ended March 31, 2014

27. Quarterly Financial Data for the year ended March 31, 2014: (Unaudited)

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥211,276	¥218,358	¥217,091	¥228,384	¥875,109
Income before income taxes	17,366	21,075	24,084	22,139	84,664
Net income attributable to Nidec Corporation	¥13,346	¥13,757	¥15,950	¥13,351	¥56,404

	Yen
Net income attributable to Nidec Corporation per share:
Basic *1	49.73	51.26	57.84	48.41	207.31
Diluted *1	46.42	47.85	54.24	45.39	193.96

Notes:

*1:	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.